1. Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Earnings Available to Common Shareholders
Basic earnings per common share									$ 13,382	$ 10,268	$ 9,177
Effect of dilutive securities: Restricted stock units									0	0	0
Diluted earnings per common share									$ 13,382	$ 10,268	$ 9,177
Common Shares
Basic earnings per common share (in shares)									5,995,256	5,988,183	6,024,970
Effect of dilutive securities: Restricted stock units (in shares)									20,240	74,667	77,807
Diluted earnings per common share (in shares)									6,015,496	6,062,850	6,102,777
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 0.57	$ 0.58	$ 0.53	$ 0.55	$ 0.34	$ 0.54	$ 0.47	$ 0.36	$ 2.23	$ 1.71	$ 1.53
Diluted earnings per common share (in dollars per share)	$ 0.57	$ 0.57	$ 0.53	$ 0.55	$ 0.34	$ 0.53	$ 0.46	$ 0.36	$ 2.22	$ 1.69	$ 1.5